FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October Investment Objectives and Goals - FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest U.S. Equity Enhance & Moderate Buffer ETF – October (XOCT)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest U.S. Equity Enhance & Moderate Buffer ETF – October (the “Fund”) is to seek to provide investors with returns (before fees and expenses) of approximately twice any positive price return of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”), up to a predetermined upside cap of 10.26% while providing a buffer (before fees and expenses) against the first 15% of Underlying ETF losses, over the period from October 20, 2025 through October 16, 2026.